Inventory	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY	NOTE 3 - INVENTORY Composition:
	As of	As of
	December 31,	December 31,
	2023	2022

Raw materials	1,391	1,566
Work in progress	316	356
Finished goods	568	935
	2,275	2,857